Schedule of Anti-dilutive Securities Excluded from Calculation of Diluted Net Loss Per Share (Details) - shares			1 Months Ended		3 Months Ended		9 Months Ended				11 Months Ended		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2022		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023		Sep. 30, 2022		Dec. 12, 2022		Dec. 31, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]		Successor	Successor		Successor	Predecessor	Successor		Predecessor		Predecessor		Successor	Predecessor
Total potentially dilutive shares			342,620				1,162,368
Warrant [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares				[1]				[2]			8,560,561	[1]		2,154,351	[1]
Successor Warrant [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares			246,534	[1],[3]			1,039,295	[2]
Predecessor Option [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares
Share-Based Payment Arrangement, Option [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares			56,950
Predecessor Series A Convertible Preferred Stock [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares
Series A Convertible Preferred Stock [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares			24,671	[4]			714
Series B Convertible Preferred Stock [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares			14,465	[5]			20,664
Convertible Notes Payable [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares	[6]
Successor Option [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares							101,695
Predecessor Convertible Notes Payable [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares	[7]
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]						Predecessor			Predecessor		Predecessor			Predecessor
Total potentially dilutive shares									27,661,318		25,006,119			14,309,717
Predecessor [Member] | Warrant [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares									8,699,397	[2]	8,560,561			2,154,351
Predecessor [Member] | Successor Warrant [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares										[2]		[1],[3]			[1],[3]
Predecessor [Member] | Predecessor Option [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares									10,039,348		10,039,348			8,755,179
Predecessor [Member] | Share-Based Payment Arrangement, Option [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares
Predecessor [Member] | Predecessor Series A Convertible Preferred Stock [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares									5,945,045		6,406,210
Predecessor [Member] | Series A Convertible Preferred Stock [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares
Predecessor [Member] | Series B Convertible Preferred Stock [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares
Predecessor [Member] | Convertible Notes Payable [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares	[6]													3,400,187
Predecessor [Member] | Successor Option [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares
Predecessor [Member] | Predecessor Convertible Notes Payable [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares	[7]								2,977,528

[1]	As part of the InflamaCORE, LLC license agreement, warrants to purchase 600,000 Predecessor or 3,404 Successor shares of common stock are to be issued upon the satisfaction of certain milestones and, accordingly, are not included in the amount currently reported.
[2]	As part of the InflamaCORE, LLC license agreement, warrants to purchase 600,000 Predecessor or 3,404 Successor shares of common stock are to be issued upon the satisfaction of certain milestones and, accordingly, are not included in the amount currently reported. See Note 8 - Commitments and Contingencies - License Agreements for details.
[3]	Does not include an additional 98,686 shares if the Successor Series A warrant exercise price resets to its floor price.
[4]	Does not include an additional 98,686 shares if the Successor Series A Convertible Preferred Stock conversion price resets to its floor price.
[5]	Does not include an additional 6,199 shares if the Successor Series B Convertible Preferred Stock conversion price resets to its floor price.
[6]	The Company’s convertible notes payable have embedded conversion options that result in the automatic issuance of common stock upon the consummation of certain qualifying transactions. The conversion price is a function of the implied common stock price associated with the qualifying transaction. For the purpose of disclosing the potentially dilutive securities in the table above, we used the number of shares of common stock issuable if a qualifying transaction occurred with an implied common stock price equal to the fair value of the common stock of $3.25 per share as of December 31, 2021.
[7]	The Company’s convertible notes payable have embedded conversion options that result in the automatic issuance of common stock upon the consummation of certain qualifying transactions. The conversion price is a function of the implied common stock price associated with the qualifying transaction. For the purpose of disclosing the potentially dilutive securities in the table above, we used the number of shares of common stock issuable if a qualifying transaction occurred with an implied common stock price equal to the fair value of the common stock of $67.90 per share as of September 30, 2022.